Notes payable (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014
Debt Instrument [Line Items]
Federal Home Loan Bank Advances General Debt Obligations Disclosures Interest Rate Range From	0.39%	0.44%
Federal Home Loan Bank Advances General Debt Obligations Disclosures Interest Rate Range To	0.39%	0.44%
Debt Instrument, Interest Rate, Effective Percentage		16.00%
Debt Instrument Interest U S Treasury Note Rate		3.03%
Fixed Rate 045 To 419 Percent Advances Due 2015 To 2021 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank Advances General Debt Obligations Disclosures Due Date Earliest	2015
Federal Home Loan Bank Advances General Debt Obligations Disclosures Due Date Last	2021
Federal Home Loan Bank Advances General Debt Obligations Disclosures Interest Rate Range From	0.45%	0.27%
Federal Home Loan Bank Advances General Debt Obligations Disclosures Interest Rate Range To	4.19%	4.19%
Fixed Rate 700 Percent Notes Due July 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage	7.00%
Notes Payable Maturity Date Range Start	2019
Notes Payable Maturity Date Range End	2019
Fixed Rate 747 Percent Term Notes [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage		7.47%
Notes Payable Maturity Date Range Start		2014
Notes Payable Maturity Date Range End		2014
Floating Rate 300 Percent Term Notes [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date		paying interest monthly at a floating rate of 3.00% over the 10-year U.S. Treasury note rate
Notes Payable Maturity Date Range Start		2014
Notes Payable Maturity Date Range End		2014
Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Debt Instrument [Line Items]
Notes payable, interest rate range minimum	6.125%
Notes payable, interest rate range maximum	8.327%
Notes Payable Maturity Date Range Start	2027
Notes Payable Maturity Date Range End	2034
Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Debt Instrument [Line Items]
Notes payable, gross		936,000,000
Notes payable, maturities	no stated maturity
Notes Payable, interest rate term	a fixed interest rate of 5.00% until, but excluding December 5, 2013 and 9.00% thereafter
Debt Instrument Unamortized Discount		404,460,000
Debt Instrument Unamortized Discount And Fee Amount			$ 414,100,000